Fair Value Measurements	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

September 30, 2022

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in trust account	$150,969,468	$—	$—
Liabilities:
Derivative liabilities – public warrants	$1,050,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$493,280

December 31, 2021

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in trust account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – public warrants	$3,825,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$1,785,000

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of public warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the public warrants were separately listed and traded in September 2021. There were no other transfers between levels in the nine months ended September 30, 2022 and in the period from January 28, 2021 (inception) through December 31, 2021.

Level 1 assets include investments in mutual funds invested in U.S. government securities and derivative warrant liabilities (public warrants). The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

For periods where no observable traded price is available, the fair value of the public warrants has been estimated using a Monte-Carlo simulation model and the private placement warrants has been estimated using a Black-Scholes option pricing model. For periods subsequent to the detachment of the public warrants from the units, the fair value of the public warrants is based on the observable listed price for such warrants. The estimated fair value of the public and private placement warrants, prior to the public warrants being traded in an active market, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation and Black-Scholes option pricing model are assumptions related to the unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The unit price is based on the publicly traded price of the units as of the measurement date. The Company estimated the volatility for the public and private placement warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the public and private placement warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Finally, the Company does not anticipate paying a dividend. Any changes in these assumptions can change the valuation significantly.

For the three months ended September 30, 2022 and 2021, the Company recognized a change to the statement of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $1.4 million and $1.4 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations. For the nine months ended September 30, 2022 and for the period from January 28, 2021 (inception) through September 30, 2021, the Company recognized a change to the statement of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $4.1 million and $1.4 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Volatility	5.8%	9.6%
Stock price	$9.79	$9.66
Remaining term (years)	5.19	5.75
Risk-free rate	3.97%	1.32%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and nine months ended September 30, 2022 is summarized as follows:

Derivative warrant liabilities at December 31, 2021	$1,785,000
Change in fair value of derivative liabilities	245,000
Derivative warrant liabilities at March 31, 2022	2,030,000
Change in fair value of derivative liabilities	(1,085,000)
Derivative warrant liabilities at June 30, 2022	945,000
Change in fair value of derivative liabilities	(451,720)
Derivative warrant liabilities at September 30, 2022	$493,280

Note 9 — Fair Value Measurement

The following table presents information as of December 31, 2021 about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$3,825,000	$—	$—
Derivative liabilities – Private Placement Warrants	$—	$—	$1,785,000

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of public warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the public warrants were separately listed and traded in September 2021. There were no other transfers between levels in the period from January 28, 2021 (inception) through December 31, 2021.

Level 1 assets include investments in mutual funds invested in U.S. government securities and derivative warrant liabilities (public warrants). The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

For periods where no observable traded price is available, the fair value of the public warrants has been estimated using a Monte-Carlo simulation model and the private placement warrants has been estimated using a Black-Scholes option pricing model. For periods subsequent to the detachment of the public warrants from the units, the fair value of the public warrants is based on the observable listed price for such warrants. The estimated fair value of the public and private placement warrants, prior to the public warrants being traded in an active market, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation and Black-Scholes option pricing model are assumptions related to the unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The unit price is based on the publicly traded price of the units as of the measurement date. The Company estimated the volatility for the public and private placement warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the public and private placement warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Finally, the Company does not anticipate paying a dividend. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2021	As of August 6, 2021
Exercise price	$11.50	$11.50
Volatility	9.6%	11.3%
Stock price	$9.66	$9.66
Remaining term (yrs)	5.75	6.51
Risk-free rate	1.32%	0.99%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the period from January 28, 2021 (inception) through December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 28, 2021 (inception)	$—
Issuance of Public and Private Warrants	7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at December 31, 2021	$1,785,000